SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilites
Balance - Beginning of period	$ 378,643	$ 489,123
Interest expense	96,423	39,795
Lease Payments	(423,410)	(150,275)
Additions	734,903
Foreign exchange	3,464
Balance - Ending of period	790,023	378,643
Current lease liabilities	362,001	133,962
Non-current lease liabilities	428,022	244,681
Lease liabilities	$ 790,023	$ 378,643